PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 10.8%
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%) 4.030%, 04/18/31 144A @,•	$3,000	$2,947,278
Mountain View CLO LLC, Series 2017-2A Class A (3 M ICE LIBOR + 1.210%) 3.532%, 01/16/31 144A @,•	3,500	3,469,809
SLM Student Loan Trust, Series 2012-6 Class B (1 M ICE LIBOR + 1.000%) 3.018%, 04/27/43 •	4,860	4,449,725
SMB Private Education Loan Trust
(1 M ICE LIBOR + 1.950%) 3.978%, 08/16/32, Series 2015-C Class A3 144A @,•	5,000	5,143,015
4.000%, 09/15/42, Series 2014-A Class B 144A @	1,930	2,003,385
3.500%, 09/15/43, Series 2015-C Class B 144A @	5,000	5,145,029
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%) 4.050%, 07/18/31 144A @,•	6,000	5,942,184
Steele Creek CLO Ltd., Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%) 3.769%, 06/15/31 144A @,•	3,250	3,196,411
TRINITAS CLO IV Ltd., Series 2016-4A Class A2FR 4.548%, 10/18/31 144A @	4,300	4,343,619
Venture 37 CLO Ltd., Series 2019-37A Class A1F 3.657%, 07/15/32 144A @	5,000	5,047,035
Verizon Owner Trust, Series 2017-1A Class C 2.650%, 09/20/21 144A @	4,260	4,271,984

TOTAL ASSET BACKED SECURITIES (Cost $45,852,372)		45,959,474

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.7%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,628,219
CFCRE Commercial Mortgage Trust, Series 2011-C1 Class A4 4.961%, 04/15/44 144A @,•	730	752,987
FHLMC Multifamily Structured Pass-Through Certificates
1.743%, 03/25/22, Series K019 Class X1 •	47,124	1,593,985
3.062%, 12/25/24, Series K043 Class A2	3,000	3,147,081
2.653%, 08/25/26, Series K058 Class A2	5,000	5,192,375
3.347%, 11/25/26, Series K061 Class A2 •	4,750	5,143,116
2.903%, 06/25/29, Series K094 Class A2	2,000	2,122,965
FREMF Mortgage Trust144A @,•
4.063%, 02/25/25, Series 2018-K731 Class B	6,610	6,936,211

	Par (000)	Value†

4.478%, 12/25/44, Series 2012-K17 Class B	$4,000	$4,175,463
4.167%, 05/25/45, Series 2012-K19 Class C	4,500	4,670,606
3.782%, 10/25/45, Series 2012-K23 Class C	5,000	5,162,750
5.538%, 12/25/46, Series 2010-K6 Class B	7,795	7,838,575
3.762%, 08/25/48, Series 2015-K48 Class B	5,000	5,171,040
4.567%, 12/25/48, Series 2011-K11 Class B	3,000	3,066,775
4.058%, 01/25/49, Series 2016-K52 Class B	5,065	5,355,915
Government National Mortgage Association, Series 2011-77 Class D 4.178%, 10/16/45 •	703	725,402

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $64,467,362)		66,683,465

CORPORATE BONDS — 54.9%

Aerospace & Defense — 1.5%
General Dynamics Corp. 3.500%, 05/15/25	3,000	3,209,713
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,092,892

		6,302,605

Agriculture — 0.7%
Cargill, Inc. 3.250%, 03/01/23 144A @	3,000	3,110,623

Airlines — 7.3%
Air Canada Pass Through Trust, Series 2013-1 Class B 5.375%, 11/15/22 144A @	3,338	3,432,104
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 07/15/20 144A @	1,959	1,992,293
Continental Airlines Pass Through Trust
6.250%, 10/11/21, Series 2012-1 Class B	794	803,722
5.500%, 04/29/22, Series 2012-2 Class B	1,500	1,531,805
Delta Air Lines Pass Through Trust
6.821%, 02/10/24, Series 2007-1 Class A	3,004	3,296,956
8.021%, 02/10/24, Series 2007-1 Class B	3,399	3,766,358
4.250%, 01/30/25, Series 2015-1 Class B	2,215	2,368,406
Delta Air Lines, Inc. 3.800%, 04/19/23	2,000	2,074,069
Northwest Airlines Pass Through Trust, Series 2007-1 Class A 7.027%, 05/01/21	3,242	3,253,575
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 07/02/22	3,367	3,559,951
United Airlines Pass Through Trust 4.750%, 10/11/23, Series 2014-1 Class B	1,847	1,900,731

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Airlines — (continued)
3.100%, 01/07/30, Series 2016-1 Class AA	$2,683	$2,747,607

		30,727,577

Auto Manufacturers — 1.0%
BMW US Capital LLC 3.450%, 04/12/23 144A @	4,000	4,159,739

Banks — 5.7%
BAC Capital Trust XIII (3 M ICE LIBOR + 0.400%) 4.000% µ,•	3,896	3,360,300
JPMorgan Chase & Co. (3 M ICE LIBOR + 0.500%) 2.753%, 02/01/27 •	2,950	2,714,000
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 2.839%, 07/01/28 •	2,640	2,389,200
NTC Capital I (3 M ICE LIBOR + 0.520%) 2.823%, 01/15/27 •	5,595	5,256,223
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.702%, 06/01/28 •	2,235	2,056,152
State Street Corp. (3 M ICE LIBOR + 0.560%) 2.718%, 05/15/28 •	2,500	2,306,250
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.500% µ,•	4,000	3,410,000
Wachovia Capital Trust III (3 M ICE LIBOR + 0.930%) 5.570% µ,•	2,510	2,519,413

		24,011,538

Biotechnology — 2.0%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,044,527
2.650%, 05/11/22	2,000	2,026,240
Celgene Corp. 4.625%, 05/15/44	3,000	3,562,713

		8,633,480

Building Materials — 1.7%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,209,822
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,823,990

		7,033,812

Chemicals — 0.7%
Methanex Corp. 3.250%, 12/15/19	3,159	3,165,217

Commercial Services — 1.1%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	2,025,775

	Par (000)	Value†

Commercial Services — (continued)
IHS Markit Ltd. 5.000%, 11/01/22 144A @	$2,500	$2,662,833

		4,688,608

Computers — 0.8%
Dell International LLC 5.450%, 06/15/23 144A @	3,000	3,264,835

Diversified Financial Services — 2.6%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,056,634
Avolon Holdings Funding, Ltd. 3.625%, 05/01/22 144A @	3,000	3,040,500
GE Capital International Funding Co. Unlimited 4.418%, 11/15/35	3,000	3,139,556
Raymond James Financial, Inc. 3.625%, 09/15/26	2,500	2,615,323

		10,852,013

Electric — 3.1%
ComEd Financing III 6.350%, 03/15/33	3,355	3,623,400
FirstEnergy Corp. 3.900%, 07/15/27	4,000	4,262,351
Vistra Operations Co., LLC
3.550%, 07/15/24 144A @	3,000	3,019,912
5.000%, 07/31/27 144A @	2,000	2,059,360

		12,965,023

Food — 3.4%
General Mills, Inc. 4.000%, 04/17/25	3,000	3,231,453
JM Smucker Co. 3.375%, 12/15/27	2,000	2,106,390
Kellogg Co. 2.650%, 12/01/23	2,501	2,538,550
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,710,293
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	3,008,945

		14,595,631

Forest Products & Paper — 0.6%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,541,410

Gas — 0.6%
The Brooklyn Union Gas Co. 3.407%, 03/10/26 144A @	2,500	2,615,291

Healthcare Products — 1.8%
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	2,076,450
Boston Scientific Corp. 3.750%, 03/01/26	3,000	3,205,956
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,003,570

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Healthcare Products — (continued)
(3 M ICE LIBOR + 0.750%) 2.914%, 03/19/21 •	$1,500	$1,500,026

		7,786,002

Healthcare Services — 0.5%
HCA Healthcare, Inc. 6.250%, 02/15/21	2,000	2,094,200

Home Builders — 0.2%
Lennar Corp. 2.950%, 11/29/20	1,000	1,001,250

Housewares — 0.6%
Newell Brands, Inc. 4.200%, 04/01/26	2,500	2,615,595

Internet — 1.0%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	1,040,807
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	3,000	3,004,778

		4,045,585

Media — 2.1%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,158,463
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,187,086
Comcast Corp. 3.950%, 10/15/25	4,000	4,353,840

		8,699,389

Mining — 0.2%
Newmont Goldcorp Corp. 3.625%, 06/09/21	1,000	1,018,621

Oil & Gas — 1.4%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,036,210
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,530,700
Newfield Exploration Co. 5.375%, 01/01/26	2,000	2,172,568

		5,739,478

Packaging and Containers — 0.7%
Ball Corp. 4.375%, 12/15/20	3,000	3,061,530

Pharmaceuticals — 2.8%
AbbVie, Inc. 2.300%, 05/14/21	3,000	3,005,781
CVS Health Corp. 4.100%, 03/25/25	2,000	2,136,930
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,285,350
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,188,402

	Par (000)	Value†

Pharmaceuticals — (continued)
Zoetis, Inc. 4.500%, 11/13/25	$3,000	$3,328,977

		11,945,440

Pipelines — 2.7%
Energy Transfer Operating LP 7.500%, 10/15/20	3,000	3,152,688
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	2,139,029
MPLX LP (3 M ICE LIBOR + 1.100%) 3.202%, 09/09/22	3,000	3,009,465
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76 •	3,000	3,173,580

		11,474,762

Real Estate Investment Trusts — 2.0%
American Tower Corp. 4.700%, 03/15/22	2,500	2,648,491
Kimco Realty Corp. 2.800%, 10/01/26	3,000	3,016,607
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	3,003,217

		8,668,315

Retail — 1.1%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 144A @	3,000	3,118,653
Starbucks Corp. 3.100%, 03/01/23	1,500	1,548,523

		4,667,176

Software — 1.5%
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,500,000
VMware, Inc. 2.950%, 08/21/22	3,000	3,042,019

		6,542,019

Telecommunications — 1.9%
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	4,187,892
Sprint Corp. 7.250%, 09/15/21	2,157	2,301,735
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,500	1,505,625

		7,995,252

Transportation — 1.6%
BNSF Railway Co. Pass Through Trust, Series 2015-1 3.442%, 06/16/28 144A @	2,549	2,700,399
Federal Express Corp. Pass Through Trust, Series 1999 7.650%, 07/15/24	669	716,231

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Transportation — (continued)
Union Pacific Corp. 3.375%, 02/01/35	$3,336	$3,444,157

		6,860,787

TOTAL CORPORATE BONDS (Cost $225,496,272)		232,882,803

MUNICIPAL BONDS — 3.7%
Florida Governmental Utility Authority, Lindrick Utility System, Build America Bonds, Series B 7.630%, 10/01/30	2,250	2,313,113
Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Series A 6.166%, 07/01/40	5,000	5,152,200
Northeast Ohio Regional Sewer District, Build America Bonds 6.038%, 11/15/40	3,755	3,926,603
State of Texas, Public Finance Authority 3.952%, 10/01/37	3,725	4,157,808

Total MUNICIPAL BONDS (Cost $15,109,493)		15,549,724

RESIDENTIAL MORTGAGE BACKED SECURITIES — 9.3%

Collateralized Mortgage Obligations — 1.1%
Agate Bay Mortgage Trust, Series 2016-3 Class A5 3.500%, 08/25/46 144A @,•	4,534	4,613,918

Fannie Mae Pool — 5.3%
2.500%, 01/01/43	2,128	2,126,033
2.500%, 02/01/43	6,139	6,133,400
3.500%, 09/01/43	1,016	1,065,485
3.500%, 11/01/44	4,480	4,566,328
3.500%, 09/01/47	8,293	8,561,738

		22,452,984

Freddie Mac Gold Pool — 0.3%
3.500%, 01/01/41	1,325	1,391,861

Freddie Mac REMICS — 2.6%
3.500%, 09/15/43, Series 4640 Class LG	5,899	6,195,108
5.000%, 11/15/45, Series 4800 Class KB	4,321	4,590,235

		10,785,343

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $38,186,777)		39,244,106

U.S TREASURY OBLIGATION — 3.3%
U.S. Treasury Bond
2.875%, 05/15/43	8,130	9,321,235
3.625%, 08/15/43	1,650	2,128,049
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/46	1,895	2,097,221

	Par (000)	Value†

U.S. Treasury Note 2.000%, 07/31/22 (a)	$600	$606,914

Total U.S TREASURY OBLIGATION (Cost $12,698,627)		14,153,419

	Number of Shares
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $7,071,440)	7,071,440	7,071,440

TOTAL INVESTMENTS — 99.4% (Cost $408,882,343)		421,544,431

Other Assets & Liabilities — 0.6%		2,339,203

TOTAL NET ASSETS — 100.0%		$423,883,634

µ	Perpetual security with no stated maturity date.
†	See Security Valuation Note in the most recent semi-annual or annual report.
144A@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $148,454,676, which represents 35.02% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(a)	All or portion of securities segregated as collateral for futures contracts.

CLO — Collateralized Loan Obligation.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 09/30/2019 ††
United States	87%
Cayman Islands	7
Canada	3
Bangladesh	1
Ireland	1
United Kingdom	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 6/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
U.S. TREASURY OBLIGATION	$14,153,419	$—	$14,153,419	$—
ASSET BACKED SECURITIES	45,959,474	—	45,959,474	—
COMMERCIAL MORTGAGE BACKED SECURITIES	66,683,465	—	66,683,465	—
CORPORATE BONDS	232,882,803	—	232,882,803	—
MUNICIPAL BONDS	15,549,724	—	15,549,724	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	39,244,106	—	39,244,106	—
SHORT-TERM INVESTMENTS	7,071,440	7,071,440	—	—

TOTAL INVESTMENTS	$421,544,431	$7,071,440	$414,472,991	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$85,015	$85,015	$—	$—

TOTAL ASSETS -OTHER FINANCIAL INSTRUMENTS	$85,015	$85,015	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(1,102,443)	$(1,102,443)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(1,102,443)	$(1,102,443)	$—	$—

(1)     Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open futures contracts held by the Fund at September 30, 2019 were as follows:

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Sell/Short	US Treasury 2 year Note	12/31/2019	(168)	2,000	$108	$(36,204,000)	$85,015	$—
Buy/Long	US Treasury 5 year Note	12/31/2019	282	1,000	119	33,599,860	—	(180,655)
Buy/Long	US Treasury 10 year Note	12/19/2019	100	1,000	130	13,031,250	—	(112,500)
Buy/Long	US Treasury Long Bond	12/19/2019	81	1,000	162	13,147,313	—	(162,000)
Buy/Long	US Treasury Ultra Bond	12/19/2019	168	1,000	192	32,240,250	—	(647,288)

Total							$85,015	$(1,102,443)